DERIVATIVE FINANCIAL INSTRUMENTS, Effect on Statement of Operations (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain Recognized in Other Comprehensive Income (Loss) (Effective Portion)		$ 324	$ 0	$ 0
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		(18)	0	0
Gain (Loss) Recognized in Income	[1]	(12)	0	0
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain Recognized in Other Comprehensive Income (Loss) (Effective Portion)		108	0	0
Cash Flow Hedge Designation [Member] | Interest-Rate Cap Agreements [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		0	0	0
Gain (Loss) Recognized in Income	[1]	0	0	0
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain Recognized in Other Comprehensive Income (Loss) (Effective Portion)		216	0	0
Cash Flow Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)		(18)	0	0
Gain (Loss) Recognized in Income	[1]	(12)	0	0
No Hedge Designation [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(709)	657	366
No Hedge Designation [Member] | Rate-Lock Mortgage Loan Commitments [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(116)	96	113
No Hedge Designation [Member] | Mandatory Commitments to Sell Mortgage Loans [Member] | Mortgage Loan Gains [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(593)	561	253
No Hedge Designation [Member] | Purchased Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	84	116	122
No Hedge Designation [Member] | Written Options [Member] | Interest Expense [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	(84)	(116)	(122)
No Hedge Designation [Member] | Fixed Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	43	746	(315)
No Hedge Designation [Member] | Variable Income Interest Rate [Member] | Interest Rate Swap [Member] | Interest Income [Member]
Effect of derivative financial instruments on the consolidated financial statements of operations [Abstract]
Gain (Loss) Recognized in Income	[1]	$ (43)	$ (746)	$ 315

[1]	For cash flow hedges, this location and amount refers to the ineffective portion.